UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

ITEM	1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2017

WESTERN ASSET

SHORT-TERM BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks current income, preservation of capital and liquidity.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Short-Term Bond Fund for the six-month reporting period ended June 30, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 28, 2017

II	Western Asset Short-Term Bond Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended June 30, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that fourth quarter 2016 U.S. gross domestic product (“GDP”)i growth was a revised 1.8%. GDP growth then decelerated to revised 1.2% during the first quarter of 2017. Finally, the U.S. Department of Commerce’s initial estimate for second quarter 2017 GDP growth — released after the reporting period ended — was 2.6%. The acceleration in growth reflected a smaller decrease in private inventory investment, an acceleration in personal consumption expenditures and an upturn in federal government spending.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on June 30, 2017, the unemployment rate was 4.4%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed moderately declined over the period. In June 2017, 24.3% of Americans looking for a job had been out of work for more than six months, versus 24.4% when the period began.

Western Asset Short-Term Bond Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting in mid-December 2016. On December 14, 2016, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that ended on March 15, 2017. Finally, at its meeting that concluded on June 14, 2017, the Fed raised rates to a range between 1.00% and 1.25%. The Fed also said that it planned to reduce its balance sheet, saying, “The Committee is maintaining its existing policy of reinvesting principal payments from its holdings of agency debt and agency mortgage-backed securities in agency mortgage-backed securities and of rolling over maturing Treasury securities at auction. The Committee currently expects to begin implementing a balance sheet normalization program this year, provided that the economy evolves broadly as anticipated.”

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Treasury yields moved sharply higher after the November 2016 U.S. presidential elections given expectations for improving growth and higher inflation. While they subsequently fell from their peak in mid-March 2017, all told short-term Treasury yields moved higher during the six months ended June 30, 2017. In contrast, long-term Treasury yields edged lower over the reporting period as a whole. Two-year Treasury yields began the reporting period at 1.20% and ended the period at 1.38%. Their low for the period of 1.12% occurred on February 24, 2017, and their peak of 1.40% took place on March 13 and March 14, 2017. Ten-year Treasury yields began the reporting period at 2.45% and ended the period at 2.31%. Their low of 2.14% occurred on both June 6 and June 26, 2017, and their peak of 2.62% occurred on March 13, 2017.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted mixed results during the reporting period. Performance fluctuated with investor sentiment given signs of generally modest global growth, questions regarding future Fed monetary policy, the aforementioned U.S. elections and several geopolitical issues. The broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexiv, returned 2.27% during the six months ended June 30, 2017. Within the U.S. bond market, lower rated corporate bonds generated the best returns during the reporting period.

Performance review

For the six months ended June 30, 2017, Class A shares of Western Asset Short-Term Bond Fund, excluding sales charges, returned 1.56%. The Fund’s unmanaged benchmark, the Citigroup Treasury/Government Sponsored/ Credit 1-3 Year Indexv, returned 0.70% for the same period.

IV	Western Asset Short-Term Bond Fund

The Lipper Short Investment Grade Debt Funds Category Average1 returned 1.30% over the same time frame.

Performance Snapshot as of June 30, 2017 (unaudited)
(excluding sales charges)	6 months
Western Asset Short-Term Bond Fund:
Class A	1.56%
Class C	1.23%
Class C1[2]	1.42%
Class R	1.13%
Class I	1.68%
Class IS	1.73%
Citigroup Treasury/Government Sponsored/ Credit 1-3 Year Index	0.70%
Lipper Short Investment Grade Debt Funds Category Average[1]	1.30%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or reimbursements without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2017 for Class A, Class C, Class C1, Class R, Class I and Class IS shares were 1.08%, 0.35%, 0.84%, 0.80%, 1.39% and 1.49%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class C, Class C1, Class R, Class I and Class IS shares would have been 0.34%, 0.83%, 0.64%, 1.32% and 1.43%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2017, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class R, Class I and Class IS shares were 0.78%, 1.56%, 1.05%, 1.39%, 0.50% and 0.46%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 337 funds in the Fund’s Lipper category, and excluding sales charges, if any.

[2]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Short-Term Bond Fund	V

Investment commentary (cont’d)

and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 1.05% for Class C1 shares, 1.10% for Class R shares, 0.50% for Class I shares and 0.40% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 28, 2017

RISKS: Investments in bonds are subject to interest rate, credit, inflation and reinvestment risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Asset-backed, mortgage-backed or mortgage related securities are subject to prepayment and extension risks. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	Western Asset Short-Term Bond Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index is a broad-based index of short-term U.S. Treasury and corporate debt securities.

Western Asset Short-Term Bond Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2017 and December 31, 2016 and does not include derivatives, such as futures contracts and written options. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Short-Term Bond Fund 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2017 and held for the six months ended June 30, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	1.56%	$1,000.00	$1,015.60	0.76%	$3.80	Class A	5.00%	$1,000.00	$1,021.03	0.76%	$3.81
Class C	1.23	1,000.00	1,012.30	1.53	7.63	Class C	5.00	1,000.00	1,017.21	1.53	7.65
Class C1	1.42	1,000.00	1,014.20	1.04	5.19	Class C1	5.00	1,000.00	1,019.64	1.04	5.21
Class R	1.13	1,000.00	1,011.30	1.10	5.49	Class R	5.00	1,000.00	1,019.34	1.10	5.51
Class I	1.68	1,000.00	1,016.80	0.52	2.60	Class I	5.00	1,000.00	1,022.22	0.52	2.61
Class IS	1.73	1,000.00	1,017.30	0.42	2.10	Class IS	5.00	1,000.00	1,022.71	0.42	2.11

2	Western Asset Short-Term Bond Fund 2017 Semi-Annual Report

[1]	For the six months ended June 30, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Short-Term Bond Fund 2017 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2017

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Short-Term	— Western Asset Short-Term Bond Fund

4	Western Asset Short-Term Bond Fund 2017 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2017

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Short-Term	— Western Asset Short-Term Bond Fund

Western Asset Short-Term Bond Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2017

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 48.8%
Consumer Discretionary — 4.7%
Automobiles — 3.4%
BMW U.S. Capital LLC, Senior Notes	1.500%	4/11/19	$3,850,000	$3,835,805	(a)
Daimler Finance NA LLC, Senior Notes	1.375%	8/1/17	1,990,000	1,990,040	(a)
Daimler Finance NA LLC, Senior Notes	2.030%	8/1/18	4,100,000	4,125,477	(a)(b)
Ford Motor Credit Co., LLC, Senior Bonds	2.104%	11/4/19	1,900,000	1,910,036	(b)
Ford Motor Credit Co., LLC, Senior Notes	2.459%	3/27/20	1,730,000	1,732,638
General Motors Financial Co. Inc., Senior Notes	2.400%	5/9/19	4,310,000	4,323,465
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	2,140,000	2,215,912
Total Automobiles				20,133,373
Internet & Direct Marketing Retail — 0.6%
Amazon.com Inc., Senior Notes	2.600%	12/5/19	3,500,000	3,567,925
Media — 0.4%
DISH DBS Corp., Senior Notes	5.875%	11/15/24	940,000	1,006,477
Time Warner Cable LLC, Senior Notes	8.250%	4/1/19	1,500,000	1,655,409
Total Media				2,661,886
Specialty Retail — 0.3%
Lowe’s Cos. Inc., Senior Notes	1.648%	9/10/19	1,850,000	1,864,252	(b)
Total Consumer Discretionary				28,227,436
Consumer Staples — 4.3%
Beverages — 1.8%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.430%	2/1/21	3,720,000	3,854,657	(b)
Coca-Cola Co., Senior Notes	1.875%	10/27/20	3,320,000	3,315,322
Suntory Holdings Ltd., Notes	1.650%	9/29/17	3,340,000	3,340,347	(a)
Total Beverages				10,510,326
Food & Staples Retailing — 0.8%
CVS Health Corp., Senior Notes	1.900%	7/20/18	2,470,000	2,477,052
Sysco Corp., Senior Notes	2.600%	10/1/20	2,040,000	2,066,824
Total Food & Staples Retailing				4,543,876
Food Products — 1.0%
JM Smucker Co., Senior Notes	2.500%	3/15/20	1,770,000	1,789,555
Kraft Heinz Foods Co., Senior Notes	6.125%	8/23/18	1,200,000	1,257,419
Smithfield Foods Inc., Senior Notes	2.700%	1/31/20	1,150,000	1,157,491	(a)
WM Wrigley Jr. Co., Senior Notes	2.000%	10/20/17	1,530,000	1,532,812	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	450,000	457,755	(a)
Total Food Products				6,195,032
Household Products — 0.1%
Reckitt Benckiser Treasury Services PLC, Senior Notes	2.375%	6/24/22	710,000	705,857	(a)

See Notes to Financial Statements.

6	Western Asset Short-Term Bond Fund 2017 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Tobacco — 0.6%
Altria Group Inc., Senior Notes	9.250%	8/6/19	$190,000	$218,178
Philip Morris International Inc., Senior Notes	5.650%	5/16/18	940,000	972,462
Reynolds American Inc., Senior Notes	8.125%	6/23/19	740,000	825,713
Reynolds American Inc., Senior Notes	3.250%	6/12/20	1,281,000	1,319,759
Total Tobacco				3,336,112
Total Consumer Staples				25,291,203
Energy — 5.7%
Energy Equipment & Services — 0.3%
Halliburton Co., Senior Notes	3.250%	11/15/21	920,000	944,087
Petrofac Ltd., Senior Notes	3.400%	10/10/18	840,000	789,960	(a)
Total Energy Equipment & Services				1,734,047
Oil, Gas & Consumable Fuels — 5.4%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	1,180,000	1,260,506
BP Capital Markets PLC, Senior Bonds	1.676%	5/3/19	1,080,000	1,076,655
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	1,070,000	1,120,642
Chevron Corp., Senior Notes	1.104%	12/5/17	1,400,000	1,399,271
Chevron Corp., Senior Notes	2.100%	5/16/21	1,780,000	1,775,603
Ecopetrol SA, Senior Notes	4.250%	9/18/18	2,650,000	2,717,575
Energy Transfer LP, Senior Notes	2.500%	6/15/18	5,050,000	5,075,952
Enterprise Products Operating LLC, Senior Notes	1.650%	5/7/18	1,300,000	1,299,180
NGPL PipeCo LLC, Senior Secured Notes	7.119%	12/15/17	1,700,000	1,740,375	(a)
Occidental Petroleum Corp., Senior Notes	4.100%	2/1/21	220,000	234,469
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	3,310,000	3,422,540
Petroleos Mexicanos, Senior Notes	3.178%	7/18/18	3,380,000	3,422,250	(b)
Petroleos Mexicanos, Senior Notes	3.125%	1/23/19	90,000	90,855
Shell International Finance BV, Senior Notes	1.632%	5/11/20	3,550,000	3,583,661	(b)
Shell International Finance BV, Senior Notes	2.250%	11/10/20	2,010,000	2,024,765
Shell International Finance BV, Senior Notes	1.750%	9/12/21	330,000	324,012
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	2.075%	4/10/19	1,870,000	1,879,206	(a)(b)
Total Oil, Gas & Consumable Fuels				32,447,517
Total Energy				34,181,564
Financials — 18.7%
Banks — 12.2%
ABN AMRO Bank NV, Senior Notes	2.100%	1/18/19	3,060,000	3,067,843	(a)
Bank of America Corp., Senior Notes	1.700%	8/25/17	3,050,000	3,051,421
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	1.450%	9/8/17	1,090,000	1,089,834	(a)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	1.700%	3/5/18	480,000	480,254	(a)
Capital One NA, Senior Notes	1.500%	9/5/17	2,040,000	2,040,222

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	$1,470,000	$1,576,987	(b)(c)
Citigroup Inc., Senior Bonds	1.860%	4/27/18	5,030,000	5,048,450	(b)
Citigroup Inc., Senior Notes	1.925%	4/8/19	1,440,000	1,449,714	(b)
Credit Agricole SA, Senior Notes	1.958%	4/15/19	1,460,000	1,470,481	(a)(b)
Credit Agricole SA, Senior Notes	2.198%	6/10/20	3,620,000	3,666,944	(a)(b)
Credit Agricole SA, Senior Notes	2.328%	7/1/21	1,630,000	1,665,307	(a)(b)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	1,380,000	1,435,687	(a)
HSBC USA Inc., Senior Notes	1.700%	3/5/18	1,350,000	1,350,392
HSBC USA Inc., Senior Notes	2.176%	9/24/18	1,990,000	2,003,998	(b)
HSBC USA Inc., Senior Notes	1.792%	11/13/19	3,140,000	3,144,779	(b)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	3,350,000	3,366,750	(a)
JPMorgan Chase & Co., Senior Notes	1.700%	3/1/18	660,000	660,284
MUFG Americas Holdings Corp., Senior Notes	1.625%	2/9/18	3,360,000	3,359,953
Nordea Bank AB, Senior Notes	2.190%	5/27/21	2,600,000	2,639,138	(a)(b)
Royal Bank of Canada, Senior Notes	1.776%	3/15/19	830,000	834,158	(b)
Santander Holdings USA Inc., Senior Notes	2.700%	5/24/19	2,050,000	2,066,039
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	720,000	737,148
Santander UK PLC, Senior Notes	2.375%	3/16/20	2,970,000	2,988,613
Standard Chartered Bank, Subordinated Notes	6.400%	9/26/17	2,250,000	2,274,125	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	1.893%	7/23/18	4,130,000	4,151,014	(b)
Svenska Handelsbanken AB, Senior Notes	1.757%	6/17/19	1,580,000	1,587,481	(b)
Svenska Handelsbanken AB, Senior Notes	2.400%	10/1/20	2,550,000	2,567,886
Toronto-Dominion Bank, Senior Notes	1.625%	3/13/18	3,300,000	3,304,079
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	7/31/17	2,450,000	2,466,538	(b)(c)
Wells Fargo & Co., Senior Notes	1.852%	1/30/20	1,860,000	1,872,810	(b)
Westpac Banking Corp., Senior Notes	1.619%	5/25/18	2,980,000	2,987,572	(b)
Westpac Banking Corp., Senior Notes	1.912%	7/30/18	2,250,000	2,264,488	(b)
Total Banks				72,670,389
Capital Markets — 5.6%
Bank of New York Mellon Corp., Senior Notes	2.049%	8/17/20	2,430,000	2,475,891	(b)
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	1,740,000	1,760,121
Credit Suisse NY, Senior Notes	1.862%	1/29/18	2,730,000	2,738,277	(b)
Deutsche Bank AG, Senior Notes	6.000%	9/1/17	1,200,000	1,207,966
Goldman Sachs Group Inc., Senior Notes	2.375%	1/22/18	3,040,000	3,053,899
Goldman Sachs Group Inc., Senior Notes	2.300%	12/13/19	1,810,000	1,815,977
Goldman Sachs Group Inc., Senior Notes	2.516%	4/23/21	3,610,000	3,680,518	(b)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	7/31/17	3,190,000	0	*(c)(d)(e)(f)(g)

See Notes to Financial Statements.

8	Western Asset Short-Term Bond Fund 2017 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	$1,010,000	$0	*(d)(e)(f)(g)
Morgan Stanley, Senior Bonds	1.875%	1/5/18	2,230,000	2,232,937
Morgan Stanley, Senior Notes	2.200%	12/7/18	1,760,000	1,769,388
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	2,870,000	2,933,909
Thomson Reuters Corp., Senior Notes	1.650%	9/29/17	2,200,000	2,200,625
UBS AG Stamford CT, Senior Notes	1.800%	3/26/18	4,100,000	4,107,031
UBS Group Funding Jersey Ltd., Senior Bonds	2.736%	9/24/20	3,470,000	3,535,135	(a)(b)
Total Capital Markets				33,511,674
Consumer Finance — 0.0%
American Express Credit Corp., Senior Notes	2.600%	9/14/20	60,000	60,903
Diversified Financial Services — 0.2%
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	1,010,000	1,142,775
Insurance — 0.7%
New York Life Global Funding, Senior Secured Notes	2.000%	4/13/21	1,560,000	1,547,019	(a)
Prudential Financial Inc., Senior Notes	1.962%	8/15/18	2,350,000	2,365,811	(b)
Total Insurance				3,912,830
Total Financials				111,298,571
Health Care — 5.6%
Biotechnology — 1.6%
AbbVie Inc., Senior Notes	2.500%	5/14/20	3,390,000	3,431,588
Amgen Inc., Senior Notes	1.772%	5/22/19	2,170,000	2,188,280	(b)
Baxalta Inc., Senior Notes	2.000%	6/22/18	620,000	621,148
Celgene Corp., Senior Notes	2.125%	8/15/18	1,800,000	1,807,447
Gilead Sciences Inc., Senior Notes	1.850%	9/4/18	1,430,000	1,433,616
Total Biotechnology				9,482,079
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories, Senior Notes	2.350%	11/22/19	2,640,000	2,661,382
Becton, Dickinson & Co., Senior Notes	2.404%	6/5/20	1,420,000	1,423,290
Medtronic Inc., Senior Notes	1.500%	3/15/18	1,550,000	1,550,491
Total Health Care Equipment & Supplies				5,635,163
Health Care Providers & Services — 1.5%
Aetna Inc., Senior Notes	1.500%	11/15/17	710,000	710,064
Cardinal Health Inc., Senior Notes	1.948%	6/14/19	1,540,000	1,542,259
Humana Inc., Senior Notes	7.200%	6/15/18	1,640,000	1,723,035
UnitedHealth Group Inc., Senior Notes	1.400%	12/15/17	2,150,000	2,149,510
UnitedHealth Group Inc., Senior Notes	1.900%	7/16/18	2,810,000	2,820,765
Total Health Care Providers & Services				8,945,633

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2017 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Pharmaceuticals — 1.6%
Actavis Funding SCS, Senior Notes	2.350%	3/12/18	$4,240,000	$4,258,423
Eli Lilly & Co., Senior Notes	2.350%	5/15/22	690,000	692,351
Merck & Co. Inc., Senior Notes	1.560%	2/10/20	3,390,000	3,415,428	(b)
Walgreens Boots Alliance Inc., Senior Notes	1.750%	11/17/17	1,090,000	1,090,779
Total Pharmaceuticals				9,456,981
Total Health Care				33,519,856
Industrials — 1.4%
Aerospace & Defense — 0.5%
United Technologies Corp., Junior Subordinated Notes	1.778%	5/4/18	2,860,000	2,864,256
Airlines — 0.1%
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.900%	1/2/18	43,609	44,433
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	106,668	111,468
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	145,279	156,902
Total Airlines				312,803
Machinery — 0.8%
John Deere Capital Corp., Senior Notes	1.550%	12/15/17	2,570,000	2,571,909
John Deere Capital Corp., Senior Notes	2.550%	1/8/21	2,500,000	2,535,865
Total Machinery				5,107,774
Total Industrials				8,284,833
Information Technology — 3.6%
Communications Equipment — 0.1%
Harris Corp., Senior Notes	1.999%	4/27/18	640,000	641,002
IT Services — 2.1%
International Business Machines Corp., Senior Notes	1.631%	8/18/17	4,770,000	4,772,471	(b)
International Business Machines Corp., Senior Notes	1.551%	2/12/19	970,000	975,156	(b)
Visa Inc., Senior Notes	2.200%	12/14/20	6,500,000	6,557,518
Total IT Services				12,305,145
Semiconductors & Semiconductor Equipment — 0.0%
QUALCOMM Inc., Senior Notes	2.100%	5/20/20	120,000	120,599
Software — 0.7%
Microsoft Corp., Senior Notes	1.850%	2/6/20	1,400,000	1,404,098
Oracle Corp., Senior Notes	1.738%	1/15/19	2,960,000	2,985,897	(b)
Total Software				4,389,995
Technology Hardware, Storage & Peripherals — 0.7%
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	4,000,000	4,095,384	(a)
Total Information Technology				21,552,125

See Notes to Financial Statements.

10	Western Asset Short-Term Bond Fund 2017 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Materials — 1.5%
Chemicals — 0.4%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	$2,230,000	$2,201,902	(a)
Metals & Mining — 0.6%
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	150,000	149,625
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	140,000	131,905
Vale Overseas Ltd., Senior Notes	5.625%	9/15/19	1,110,000	1,173,825
Vale Overseas Ltd., Senior Notes	4.625%	9/15/20	760,000	788,074
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,150,000	1,239,125
Total Metals & Mining				3,482,554
Paper & Forest Products — 0.5%
Georgia-Pacific LLC, Senior Notes	2.539%	11/15/19	3,160,000	3,189,859	(a)
Total Materials				8,874,315
Real Estate — 0.5%
Equity Real Estate Investment Trusts (REITs) — 0.5%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	1.750%	9/15/17	3,050,000	3,050,131	(a)
Telecommunication Services — 1.3%
Diversified Telecommunication Services — 1.3%
AT&T Inc., Senior Notes	2.300%	3/11/19	2,060,000	2,073,071
AT&T Inc., Senior Notes	2.226%	6/30/20	2,550,000	2,584,486	(b)
Telefonica Emisiones SAU, Senior Notes	3.192%	4/27/18	1,890,000	1,910,361
Verizon Communications Inc., Senior Notes	2.992%	9/14/18	1,320,000	1,344,121	(b)
Total Telecommunication Services				7,912,039
Utilities — 1.5%
Electric Utilities — 1.5%
Duke Energy Corp., Senior Notes	2.100%	6/15/18	4,070,000	4,086,626
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	2,050,000	2,063,380
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	980,000	980,211
PG&E Corp., Senior Notes	2.400%	3/1/19	1,080,000	1,085,716
Southern Co., Senior Bonds	1.300%	8/15/17	960,000	959,993
Total Utilities				9,175,926
Total Corporate Bonds & Notes (Cost — $292,695,388)				291,367,999
Asset-Backed Securities — 11.8%
Academic Loan Funding Trust, 2012-1A A1	2.016%	12/27/22	135,608	135,859	(a)(b)
Apidos CLO, 2015-22A A1	2.530%	10/20/27	1,500,000	1,505,797	(a)(b)
Arbor Realty Collateralized Loan Obligation, 2015-FL1A A	2.909%	3/15/25	4,150,000	4,164,952	(a)(b)
Ares CLO Ltd., 2013-2A XR	2.153%	7/28/29	875,000	875,000	(a)(b)
Ascentium Equipment Receivables, 2017-1A A3	2.290%	6/10/21	880,000	881,152	(a)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2017 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Asset-Backed Funding Certificates, 2002-WF2 A2	2.341%	5/25/32	$180,471	$178,745	(b)
Asset-Backed Funding Certificates, 2004-OPT2 M1	2.041%	8/25/33	196,866	194,534	(b)
Asset-Backed Securities Corp., Home Loan Equity Trust, 2003-HE7 M1	2.134%	12/15/33	77,283	76,299	(b)
Asset-Backed Securities Corp., Home Loan Equity Trust, 2004-HE8 M2	2.941%	12/25/34	1,137,451	1,136,394	(b)
BlueMountain CLO Ltd., 2012-2A AR	2.592%	11/20/28	1,750,000	1,762,703	(a)(b)
BlueMountain CLO Ltd., 2014-3A A1R	2.298%	10/15/26	2,000,000	1,999,992	(a)(b)
BlueMountain CLO Ltd., 2015-1A A1R	2.352%	4/13/27	4,000,000	4,016,552	(a)(b)
BlueMountain CLO Ltd., 2015-3A A1	2.510%	10/20/27	1,500,000	1,502,830	(a)(b)
Carlyle Global Market Strategies, 2014-2A AR	2.289%	5/15/25	2,500,000	2,500,460	(a)(b)
Carlyle Global Market Strategies, 2017-2A A1B	0.000%	7/20/31	1,250,000	1,245,993	(a)(b)
Cent CLO LP, 2013-17A A1	2.470%	1/30/25	453,486	456,054	(a)(b)
Cent CLO LP, 2014-21A A1BR	2.382%	7/27/26	1,500,000	1,500,127	(a)(b)
CIFC Funding Ltd., 2017-1A A	2.243%	4/23/29	2,000,000	2,002,464	(a)(b)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	14,844	15,103	(b)
Countrywide Asset-Backed Certificates, 2005-8 M4	2.146%	12/25/35	1,529,000	1,523,265	(b)
Denali Capital CLO X Ltd., 2013-1A A1L	2.182%	4/28/25	2,000,000	2,000,186	(a)(b)
Figueroa CLO Ltd., 2013-2A AXR	2.224%	6/20/27	700,000	699,997	(a)(b)
Ford Credit Floorplan Master Owner Trust A, 2016-3 A1	1.550%	7/15/21	3,990,000	3,972,047
Galaxy CLO Ltd., 2015-19A A1A	2.703%	1/24/27	1,750,000	1,751,566	(a)(b)
GSAMP Trust, 2004-SEA2 M2	2.466%	3/25/34	4,969,793	3,713,697	(b)
Jackson Mill CLO Ltd., 2015-1A A	2.698%	4/15/27	2,000,000	2,015,614	(a)(b)
LCM Ltd. Partnership, 2023-A A1	2.556%	10/20/29	1,000,000	1,010,364	(a)(b)
Magnetite CLO Ltd., 2014-9A A1R	2.156%	7/25/26	1,500,000	1,500,000	(a)(b)
MASTR Specialized Loan Trust, 2006-3 A	1.476%	6/25/46	199,444	187,875	(a)(b)
NCUA Guaranteed Notes, 2010-A1 A	1.344%	12/7/20	1,118,397	1,120,464	(b)
Nelnet Student Loan Trust, 2014-6A A	1.674%	11/25/52	1,324,835	1,310,187	(a)(b)
OHA Loan Funding Ltd., 2015-1A AR	2.592%	8/15/29	500,000	504,217	(a)(b)
OSCAR US Funding Trust, 2017-1A A2A	2.300%	5/11/20	4,080,000	4,088,858	(a)
OZLM Ltd., 2015-12A A1	2.620%	4/30/27	1,000,000	1,001,220	(a)(b)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	2.341%	8/25/33	87,397	82,894	(b)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	13,022	10,246
Residential Asset Securities Corp., 2003-KS10 AI6	4.540%	12/25/33	76,031	77,930	(b)
Saxon Asset Securities Trust, 2003-3 M1	2.191%	12/25/33	37,460	36,260	(b)
SLM Student Loan Trust, 2003-04 A5A	1.996%	3/15/33	59,505	58,858	(a)(b)
SLM Student Loan Trust, 2005-A A4	1.556%	12/15/38	3,790,000	3,537,331	(b)
SMB Private Education Loan Trust, 2015-A A1	1.759%	7/17/23	463,124	463,435	(a)(b)

See Notes to Financial Statements.

12	Western Asset Short-Term Bond Fund 2017 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
SMB Private Education Loan Trust, 2016-B A2A	2.430%	2/17/32	$1,500,000	$1,488,882	(a)
SMB Private Education Loan Trust, 2016-C A2A	2.340%	9/15/34	4,500,000	4,439,908	(a)
SMB Private Education Loan Trust, 2016-C A2B	2.259%	9/15/34	1,450,000	1,476,284	(a)(b)
Structured Asset Securities Corp., 2004-SC1	8.268%	12/25/29	27,134	28,432	(a)(b)
Structured Asset Securities Corp., 2005-SC1 1A2	7.361%	5/25/31	2,106,509	1,941,974	(a)(b)
Synchrony Credit Card Master Note Trust, 2014-1 B	1.810%	11/15/20	1,650,000	1,650,777
U.S. Small Business Administration, 2004-2	3.830%	9/25/18	120,709	121,461	(b)
UCFC Home Equity Loan, 1998-D MF1	6.905%	4/15/30	9,908	10,035
Venture CDO Ltd., 2017-28A A2	2.716%	7/20/30	1,500,000	1,488,321	(a)(b)(h)
Voya CLO Ltd., 2013-1A A1	2.163%	4/15/24	1,000,000	999,650	(a)(b)
Total Asset-Backed Securities (Cost — $70,348,102)				70,463,245
Collateralized Mortgage Obligations — 19.4%
American Home Mortgage Investment Trust, 2005-4 1A1	1.796%	11/25/45	546,362	532,155	(b)
Banc of America Funding Corp., 2004-B 3A2	3.428%	12/20/34	162,349	82,572	(b)
Banc of America Funding Corp., 2005-E 4A1	3.134%	3/20/35	93,430	94,543	(b)
Banc of America Funding Corp., 2006-D 1A1	1.382%	5/20/36	200,608	196,226	(b)
Banc of America Funding Corp., 2015-R2 04A1	1.381%	9/29/36	1,408,531	1,368,078	(a)(b)
Banc of America Mortgage Securities Inc., 2002-J B1	3.962%	9/25/32	116,408	109,927	(b)
Banc of America Mortgage Securities Inc., 2003-C B1	3.806%	4/25/33	278,105	212,019	(b)
Bear Stearns Alt-A Trust, 2007-1 1A1	1.536%	1/25/47	447,204	354,670	(b)
CGBAM Commercial Mortgage Trust, 2016-IMC A	3.072%	11/15/21	4,790,000	4,802,708	(a)(b)
Chase Mortgage Finance Corp., 2007-A1 2A3	3.289%	2/25/37	87,905	88,884	(b)
Chevy Chase Mortgage Funding Corp., 2004-3A A2	1.516%	8/25/35	5,322	5,134	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2	1.702%	10/25/35	89,303	85,162	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A A2	1.480%	1/25/36	10,814	10,222	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-3A A2	1.567%	7/25/36	44,999	41,464	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 A1	1.485%	10/10/47	455,441	454,917
Citigroup Commercial Mortgage Trust, 2016-GC36 A1	1.613%	2/10/49	525,699	520,886
Citigroup Commercial Mortgage Trust, 2016-SMPL A	2.228%	9/10/31	2,630,000	2,607,279	(a)
Citigroup Mortgage Loan Trust Inc., 2007-AR4 2A1A	3.668%	3/25/37	451,546	364,552	(b)
CLNS Trust, 2017-IKPR A	1.850%	6/11/32	620,000	621,084	(a)(b)
Colony Mortgage Capital Ltd., 2014-FL1 C	3.643%	4/8/31	1,200,000	1,200,021	(a)(b)
Commercial Mortgage Trust, 2007-C9 AJ	5.650%	12/10/49	799,555	799,470	(b)
Commercial Mortgage Trust, 2010-C1 C	6.168%	7/10/46	860,000	936,832	(a)(b)
Commercial Mortgage Trust, 2014-CR21 A1	1.494%	12/10/47	862,315	860,002
Countrywide Alternative Loan Trust, 2004-28CB 2A7	5.750%	1/25/35	657,040	664,890
Countrywide Alternative Loan Trust, 2004-33 2A1	3.314%	12/25/34	34,550	35,097	(b)
Countrywide Alternative Loan Trust, 2005-56 4A1	1.526%	11/25/35	307,870	270,610	(b)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2017 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Countrywide Alternative Loan Trust, 2007-23CB A7	1.616%	9/25/37	$2,329,713	$1,505,396	(b)
Countrywide Home Loans, 2003-HYB3 6A1	3.741%	11/19/33	40,595	39,953	(b)
Countrywide Home Loans, 2006-R2 AF1	1.636%	7/25/36	42,826	39,491	(a)(b)
Credit Suisse Mortgage Trust, 2014-11R 15A2	3.149%	1/27/36	2,054,572	1,414,762	(a)(b)
Downey Savings and Loan Association Mortgage Loan Trust, 2005-AR1 2A1A	1.459%	2/19/45	159,630	153,127	(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2	1.695%	12/29/45	815,974	817,456	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM	4.500%	4/15/32	304,579	327,803
Federal Home Loan Mortgage Corp. (FHLMC), 3877 FA, PAC-1	1.509%	11/15/40	657,621	658,568	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass-Through Securities, T-51 1A	6.500%	9/25/43	143,669	167,182	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN1 M2	3.416%	2/25/24	1,444,339	1,485,172	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN2 M2	2.866%	4/25/24	1,034,857	1,051,579	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2	4.666%	10/25/29	2,360,000	2,495,725	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KJ03 A1	1.669%	1/25/21	2,684,861	2,666,587
Federal National Mortgage Association (FNMA), 2014-M8 FA	1.226%	5/25/18	770,327	770,450	(b)
Federal National Mortgage Association (FNMA) — CAS, 2017-C03 1M2	4.216%	10/25/29	3,110,000	3,197,853	(a)(b)
First Horizon Mortgage Pass-Through Trust, 2004-AR7 1A1	3.125%	2/25/35	493,138	492,958	(b)
GE Business Loan Trust, 2006-1A C	1.579%	5/15/34	1,494,544	1,361,952	(a)(b)
Government National Mortgage Association (GNMA), 2010-H02 FA	1.724%	2/20/60	243,706	244,929	(b)
Government National Mortgage Association (GNMA), 2010-H03 FA	1.594%	3/20/60	1,490,970	1,493,911	(b)
Government National Mortgage Association (GNMA), 2010-H10 FB	2.044%	5/20/60	1,796,404	1,826,176	(b)
Government National Mortgage Association (GNMA), 2010-H20 AF	1.323%	10/20/60	2,968,564	2,948,729	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF	1.343%	8/20/58	3,039,951	3,013,936	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF	1.443%	11/20/60	3,595,739	3,585,810	(b)
Government National Mortgage Association (GNMA), 2011-H03 FA	1.493%	1/20/61	331,110	330,971	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB	1.493%	12/20/60	430,566	430,102	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA	1.443%	2/20/61	657,641	656,930	(b)

See Notes to Financial Statements.

14	Western Asset Short-Term Bond Fund 2017 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2011-H07 FA	1.493%	2/20/61	$1,076,247	$1,076,613	(b)
Government National Mortgage Association (GNMA), 2011-H19 FA	1.463%	8/20/61	1,864,997	1,864,161	(b)
Government National Mortgage Association (GNMA), 2012-H21 FA	1.493%	7/20/62	11,274,289	11,261,191	(b)
Government National Mortgage Association (GNMA), 2012-H23 SA	1.523%	10/20/62	356,681	356,545	(b)
Government National Mortgage Association (GNMA), 2012-H23 WA	1.513%	10/20/62	535,592	536,211	(b)
Government National Mortgage Association (GNMA), 2013-H02 FD	1.333%	12/20/62	7,130,354	7,090,857	(b)
Government National Mortgage Association (GNMA), 2013-H08 BF	1.393%	3/20/63	2,233,719	2,222,166	(b)
Government National Mortgage Association (GNMA), 2013-H14 FC	1.463%	6/20/63	735,118	734,082	(b)
Government National Mortgage Association (GNMA), 2013-H14 FD	1.463%	6/20/63	295,230	294,614	(b)
Government National Mortgage Association (GNMA), 2013-H14 FG	1.463%	5/20/63	272,454	271,893	(b)
GS Mortgage Securities Trust, 2013-NYC5 A	2.318%	1/10/30	773,000	775,025	(a)
IMPAC CMB Trust, 2007-A A	1.466%	5/25/37	174,108	167,582	(a)(b)
Indymac Index Mortgage Loan Trust, 2004-AR14 2A1A	1.936%	1/25/35	227,509	178,208	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C18 A1	1.254%	2/15/47	305,811	305,135
JPMBB Commercial Mortgage Securities Trust, 2014-C23 A1	1.650%	9/15/47	767,421	767,364
JPMBB Commercial Mortgage Securities Trust, 2014-C24 A1	1.539%	11/15/47	389,167	388,333
JPMBB Commercial Mortgage Securities Trust, 2014-C25 A1	1.521%	11/15/47	394,340	393,540
JPMBB Commercial Mortgage Securities Trust, 2015-C28 A4	3.227%	10/15/48	2,910,000	2,948,396
JPMorgan Chase Commercial Mortgage Securities Trust, 2012-HSBC A	3.093%	7/5/32	3,400,000	3,502,154	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 A	2.409%	5/15/28	525,153	524,827	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-UES A	2.933%	9/5/32	1,425,000	1,456,891	(a)
JPMorgan Mortgage Trust, 2006-A2 5A1	3.142%	11/25/33	76,350	78,350	(b)
JPMorgan Reremic, 2009-10 7A2	6.054%	2/26/37	4,109,402	2,111,686	(a)(b)
Latitude Management Real Estate Capital, 2015-CRE1 A	2.966%	2/22/32	180,000	181,172	(a)(b)
Luminent Mortgage Trust, 2006-7 2A2	1.244%	12/25/36	100,889	22,663	(b)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	32,924	33,491	(a)
Merrill Lynch Mortgage Investors Trust, 2003-A2 2M1	3.627%	3/25/33	358,142	305,494	(b)
Merrill Lynch Mortgage Investors Trust, 2003-A6 1A	3.250%	9/25/33	50,644	50,957	(b)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2017 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	3.292%	2/25/34	$58,232	$58,578	(b)
Merrill Lynch Mortgage Investors Trust, 2005-A3 M1	1.656%	4/25/35	6,156,000	4,615,229	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 A2	1.972%	8/15/45	66,223	66,183
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C18 A1	1.686%	10/15/47	348,437	348,546
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C19 A1	1.573%	12/15/47	1,405,914	1,402,197
Morgan Stanley Bank of America Merrill Lynch Trust, 2016 C32 ASB	3.514%	12/15/49	570,000	597,924
Morgan Stanley Capital I Trust, 2007-IQ16 AM	6.330%	12/12/49	2,110,700	2,136,723	(b)
Morgan Stanley Capital I Trust, 2016-UBS9 A1	1.711%	3/15/49	846,844	837,665
MSCG Trust, 2016-SNR A	3.348%	11/15/34	1,070,000	1,076,101	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	1,430,000	1,497,369	(a)(b)
Residential Accredit Loans Inc., 2007-QS7 1A7	1.766%	5/25/37	2,836,131	2,081,903	(b)
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	15,841	13,714
Sequoia Mortgage Trust, 2003-2 A2	2.079%	6/20/33	663,404	659,743	(b)
Structured ARM Loan Trust, 2004-02 4A1	3.317%	3/25/34	493,587	493,344	(b)
Structured ARM Loan Trust, 2004-09XS A	1.394%	7/25/34	126,795	124,019	(b)
Structured ARM Loan Trust, 2005-04 1A1	3.326%	3/25/35	348,877	303,742	(b)
Structured ARM Loan Trust, 2005-12 3A1	3.246%	6/25/35	116,581	108,914	(b)
Structured Asset Mortgage Investments Inc., 2006-AR2 A1	1.446%	2/25/36	318,725	287,234	(b)
Structured Asset Securities Corp., 2002-03 B2	6.500%	3/25/32	579,859	571,632	(b)
Structured Asset Securities Corp., 2002-08A 7A1	2.704%	5/25/32	13,103	13,121	(b)
Structured Asset Securities Corp., 2002-11A B2II	3.417%	6/25/32	113,813	96,033	(b)
Structured Asset Securities Corp., 2002-16A B2II	3.407%	8/25/32	228,885	139,322	(b)
Structured Asset Securities Corp., 2005-RF3 2A	3.468%	6/25/35	543,075	493,699	(a)(b)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	3.426%	8/20/35	36,046	32,156	(b)
Waldorf Astoria Boca Raton Trust, 2016-BOCA A	2.509%	6/15/29	880,000	882,937	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR8 A	2.692%	8/25/33	136,504	139,649	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR04 A5	3.029%	4/25/35	105,643	105,092	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR08 2A1A	1.506%	7/25/45	233,663	228,248	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19	1.626%	12/25/45	166,810	162,498	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, Whole Loan, 2003-AR5 A7	3.063%	6/25/33	131,914	134,020	(b)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 A1	1.437%	12/15/47	506,771	505,032

See Notes to Financial Statements.

16	Western Asset Short-Term Bond Fund 2017 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Wells Fargo Mortgage Backed Securities Trust, 2004-AA A1	3.028%	12/25/34	$236,687	$239,436	(b)
Wells Fargo Mortgage Backed Securities Trust, 2004-I B2	3.235%	7/25/34	157,251	132,473	(b)
WF-RBS Commercial Mortgage Trust, 2012-C8 A2	1.881%	8/15/45	48,812	48,782
WF-RBS Commercial Mortgage Trust, 2012-C8 AS	3.660%	8/15/45	1,337,000	1,395,832
WF-RBS Commercial Mortgage Trust, 2014-C23 A1	1.663%	10/15/57	1,627,818	1,626,225
WF-RBS Commercial Mortgage Trust, 2014-C24 A1	1.390%	11/15/47	541,053	538,995
WF-RBS Commercial Mortgage Trust, 2014-C24 A2	2.863%	11/15/47	960,000	978,051
Total Collateralized Mortgage Obligations (Cost — $116,346,754)				115,568,874
Mortgage-Backed Securities — 3.7%
FHLMC — 0.4%
Federal Home Loan Mortgage Corp. (FHLMC)	1.987%	6/1/43	1,887,682	1,914,240	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	9.000%	5/1/20-1/1/21	1,451	1,464
Federal Home Loan Mortgage Corp. (FHLMC), Gold	8.000%	2/1/31	57,904	59,604
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	4/1/32	183,760	213,600
Total FHLMC				2,188,908
FNMA — 2.7%
Federal National Mortgage Association (FNMA)	5.500%	3/1/18-9/1/21	11,952	12,213
Federal National Mortgage Association (FNMA)	9.000%	11/1/21	3,495	3,528
Federal National Mortgage Association (FNMA)	2.500%	10/1/22-6/1/23	5,714,927	5,781,974
Federal National Mortgage Association (FNMA)	6.500%	4/1/24	679	752
Federal National Mortgage Association (FNMA)	7.000%	2/1/27-9/1/32	366,244	399,603
Federal National Mortgage Association (FNMA)	6.000%	11/1/27	50	56
Federal National Mortgage Association (FNMA)	6.269%	9/1/37	1,281,318	1,353,050	(b)
Federal National Mortgage Association (FNMA)	4.000%	4/1/47	693,361	733,097
Federal National Mortgage Association (FNMA)	4.000%	7/13/47-8/14/47	7,200,000	7,563,025	(i)
Total FNMA				15,847,298
GNMA — 0.6%
Government National Mortgage Association (GNMA)	6.000%	11/15/28	16,239	18,318
Government National Mortgage Association (GNMA)	6.500%	8/15/34	626,540	711,770
Government National Mortgage Association (GNMA)	7.000%	3/15/36	118,744	141,846
Government National Mortgage Association (GNMA) II	2.440%	1/20/60	1,301,337	1,340,711	(b)
Government National Mortgage Association (GNMA) II	2.160%	7/20/60	130,302	132,923	(b)
Government National Mortgage Association (GNMA) II	2.249%	7/20/60	261,426	267,913	(b)
Government National Mortgage Association (GNMA) II	3.040%	8/20/60	1,030,681	1,091,008	(b)
Total GNMA				3,704,489
Total Mortgage-Backed Securities (Cost — $21,871,849)				21,740,695

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2017 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Sovereign Bonds — 0.4%
South Korea — 0.4%
Korea Land & Housing Corp., Senior Notes (Cost — $2,609,729)	1.875%	8/2/17	$2,610,000	$2,609,741	(a)
Total Investments before Short-Term Investments (Cost — $503,871,822)				501,750,554
Short-Term Investments — 17.1%
Repurchase Agreements — 8.4%
Deutsche Bank Securities Inc. repurchase agreement dated 6/30/17; Proceeds at maturity — $50,004,750; (Fully collateralized by U.S. government obligations, 2.625% due 7/15/17; Market value — $51,039,389) (Cost — $50,000,000)	1.140%	7/3/17	50,000,000	50,000,000

			Shares
Money Market Funds — 8.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $52,014,974)	0.935%		52,014,974	52,014,974
Total Short-Term Investments (Cost — $102,014,974)				102,014,974
Total Investments — 101.2% (Cost — $605,886,796#)				603,765,528
Liabilities in Excess of Other Assets — (1.2)%				(7,018,827)
Total Net Assets — 100.0%				$596,746,701

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of June 30, 2017.

(e)	Value is less than $1.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(g)	Security is valued using significant unobservable inputs (See Note 1).

(h)	Security is purchased on a when-issued basis.

(i)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2017, the Fund held TBA securities with a total cost of $7,577,438 (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
PAC	— Planned Amortization Class

See Notes to Financial Statements.

18	Western Asset Short-Term Bond Fund 2017 Semi-Annual Report

Western Asset Short-Term Bond Fund

At June 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	219	12/18	$53,595,624	$53,764,500	$168,876
U.S. Treasury 2-Year Notes	1,504	9/17	325,397,664	325,028,502	(369,162)
U.S. Treasury 10-Year Notes	146	9/17	18,372,108	18,327,563	(44,545)
					(244,831)
Contracts to Sell:
90-Day Eurodollar	121	9/17	29,838,357	29,840,113	(1,756)
90-Day Eurodollar	237	12/17	58,407,592	58,376,063	31,529
90-Day Eurodollar	219	12/19	53,423,863	53,630,363	(206,500)
U.S. Treasury 5-Year Notes	180	9/17	21,295,576	21,210,469	85,107
U.S. Treasury Long-Term Bonds	10	9/17	1,531,844	1,536,875	(5,031)
					(96,651)
Net unrealized depreciation on open futures contracts					$(341,482)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2017 Semi-Annual Report	19

Statement of assets and liabilities (unaudited)

June 30, 2017

Assets:
Investments, at value (Cost — $605,886,796)	$603,765,528
Interest receivable	1,913,555
Deposits with brokers for open futures contracts	813,103
Receivable for securities sold	738,719
Receivable for Fund shares sold	245,943
Principal paydown receivable	62,350
Deposits with brokers for centrally cleared swap contracts	904
Prepaid expenses	46,809
Total Assets	607,586,911

Liabilities:
Payable for securities purchased	9,800,500
Payable for Fund shares repurchased	574,800
Investment management fee payable	166,590
Payable to broker — variation margin on open futures contracts	129,625
Service and/or distribution fees payable	31,421
Distributions payable	27,819
Trustees’ fees payable	1,784
Due to custodian	2
Accrued expenses	107,669
Total Liabilities	10,840,210
Total Net Assets	$596,746,701

Net Assets:
Par value (Note 7)	$1,539
Paid-in capital in excess of par value	636,347,391
Overdistributed net investment income	(914,879)
Accumulated net realized loss on investments, futures contracts, written options and swap contracts	(36,224,600)
Net unrealized depreciation on investments and futures contracts	(2,462,750)
Total Net Assets	$596,746,701

See Notes to Financial Statements.

20	Western Asset Short-Term Bond Fund 2017 Semi-Annual Report

Net Assets:
Class A	$33,566,623
Class C	$7,630,149
Class C1	$43,697,999
Class R	$32,731
Class I	$61,532,275
Class IS	$450,286,924

Shares Outstanding:
Class A	8,653,321
Class C	1,968,625
Class C1	11,259,815
Class R	8,449
Class I	15,870,378
Class IS	116,126,709

Net Asset Value:
Class A (and redemption price)	$3.88
Class C*	$3.88
Class C1 (and redemption price)	$3.88
Class R (and redemption price)	$3.87
Class I (and redemption price)	$3.88
Class IS (and redemption price)	$3.88
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$3.97

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2017 Semi-Annual Report	21

Statement of operations (unaudited)

For the Six Months Ended June 30, 2017

Investment Income:
Interest	$5,995,033

Expenses:
Investment management fee (Note 2)	1,175,965
Service and/or distribution fees (Notes 2 and 5)	201,943
Transfer agent fees (Note 5)	77,433
Registration fees	45,704
Fund accounting fees	30,894
Legal fees	27,016
Audit and tax fees	25,143
Shareholder reports	17,445
Trustees’ fees	7,150
Commitment fees (Note 8)	3,350
Insurance	2,855
Custody fees	2,418
Interest expense	458
Miscellaneous expenses	9,697
Total Expenses	1,627,471
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(101,253)
Net Expenses	1,526,218
Net Investment Income	4,468,815

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	1,140,269
Futures contracts	931,055
Written options	346,412
Swap contracts	118,834
Net Realized Gain	2,536,570
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	2,874,176
Futures contracts	(130,007)
Written options	(26,987)
Change in Net Unrealized Appreciation (Depreciation)	2,717,182
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	5,253,752
Increase in Net Assets From Operations	$9,722,567

See Notes to Financial Statements.

22	Western Asset Short-Term Bond Fund 2017 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2017 (unaudited) and the Year Ended December 31, 2016	2017	2016

Operations:
Net investment income	$4,468,815	$9,253,410
Net realized gain	2,536,570	1,074,888
Change in net unrealized appreciation (depreciation)	2,717,182	3,429,184
Increase in Net Assets From Operations	9,722,567	13,757,482

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(5,310,639)	(11,526,448)
Decrease in Net Assets From Distributions to Shareholders	(5,310,639)	(11,526,448)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	56,508,459	148,194,425
Reinvestment of distributions	5,138,933	10,369,599
Cost of shares repurchased	(65,497,392)	(232,660,917)
Decrease in Net Assets From Fund Share Transactions	(3,850,000)	(74,096,893)
Increase (Decrease) in Net Assets	561,928	(71,865,859)

Net Assets:
Beginning of period	596,184,773	668,050,632
End of period*	$596,746,701	$596,184,773
*Includes overdistributed net investment income of:	$(914,879)	$(73,055)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2017 Semi-Annual Report	23

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2017[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$3.85	$3.84	$3.89	$3.90	$3.93	$3.84

Income (loss) from operations:
Net investment income	0.02	0.05	0.04	0.03	0.03	0.05
Net realized and unrealized gain (loss)	0.04	0.02	(0.04)	0.01	(0.02)	0.10
Total income from operations	0.06	0.07	0.00 [3]	0.04	0.01	0.15

Less distributions from:
Net investment income	(0.03)	(0.06)	(0.05)	(0.05)	(0.04)	(0.06)
Total distributions	(0.03)	(0.06)	(0.05)	(0.05)	(0.04)	(0.06)

Net asset value, end of period	$3.88	$3.85	$3.84	$3.89	$3.90	$3.93
Total return[4]	1.56%	1.85%[5]	0.06%	0.94%	0.32%	3.87%

Net assets, end of period (millions)	$34	$43	$39	$45	$55	$61

Ratios to average net assets:
Gross expenses	0.78%[6]	0.78%	0.76%	0.79%	0.80%	0.84%
Net expenses	0.76 [6,7,8]	0.78	0.76	0.79 [8]	0.79 [8]	0.79 [8]
Net investment income	1.28 [6]	1.20	1.04	0.89	0.85	1.22

Portfolio turnover rate	14%[9]	22%[9]	34%	41%	35%	73%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.58% for the year ended December 31, 2016.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 17% for the six months ended June 30, 2017, 24% for the year ended December 31, 2016, and would have been 75% for the year ended December 31, 2012.

See Notes to Financial Statements.

24	Western Asset Short-Term Bond Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2017[2]	2016	2015	2014	2013	2012[3]

Net asset value, beginning of period	$3.85	$3.84	$3.89	$3.90	$3.93	$3.91

Income (loss) from operations:
Net investment income	0.01	0.02	0.01	0.00 [4]	0.00 [4]	0.01
Net realized and unrealized gain (loss)	0.04	0.02	(0.04)	0.01	(0.02)	0.03
Total income (loss) from operations	0.05	0.04	(0.03)	0.01	(0.02)	0.04

Less distributions from:
Net investment income	(0.02)	(0.03)	(0.02)	(0.02)	(0.01)	(0.02)
Total distributions	(0.02)	(0.03)	(0.02)	(0.02)	(0.01)	(0.02)

Net asset value, end of period	$3.88	$3.85	$3.84	$3.89	$3.90	$3.93
Total return[5]	1.23%	1.12%[6]	(0.73)%	0.13%	(0.44)%	0.91%

Net assets, end of period (millions)	$8	$9	$7	$9	$8	$3

Ratios to average net assets:
Gross expenses	1.56%[7]	1.56%	1.54%	1.61%	1.65%	1.48%[7]
Net expenses[8]	1.53 [7,9]	1.44 [9]	1.54	1.59 [9]	1.56 [9]	1.32 [7,9]
Net investment income	0.51 [7]	0.55	0.27	0.08	0.06	0.58 [7]

Portfolio turnover rate	14%[10]	22%[10]	34%	41%	35%	73%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	For the period August 1, 2012 (inception date) to December 31, 2012.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.86% for the year ended December 31, 2016.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 1.60%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 17% for the six months ended June 30, 2017, 24% for the year ended December 31, 2016, and would have been 75% for the period ended December 31, 2012.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2017 Semi-Annual Report	25

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1,2]	2017[3]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$3.85	$3.84	$3.89	$3.90	$3.93	$3.84

Income (loss) from operations:
Net investment income	0.02	0.04	0.03	0.02	0.02	0.04
Net realized and unrealized gain (loss)	0.03	0.02	(0.04)	0.01	(0.02)	0.10
Total income (loss) from operations	0.05	0.06	(0.01)	0.03	0.00 [4]	0.14

Less distributions from:
Net investment income	(0.02)	(0.05)	(0.04)	(0.04)	(0.03)	(0.05)
Total distributions	(0.02)	(0.05)	(0.04)	(0.04)	(0.03)	(0.05)

Net asset value, end of period	$3.88	$3.85	$3.84	$3.89	$3.90	$3.93
Total return[5]	1.42%	1.58%[6]	(0.21)%	0.68%	0.07%	3.62%

Net assets, end of period (millions)	$44	$49	$62	$80	$100	$149

Ratios to average net assets:
Gross expenses	1.07%[7]	1.05%	1.03%	1.05%	1.05%	1.08%
Net expenses	1.04 [7,8,9]	1.05	1.03	1.05 [9]	1.04 [9]	1.04 [9]
Net investment income	1.00 [7]	0.93	0.76	0.63	0.61	0.97

Portfolio turnover rate	14%[10]	22%[10]	34%	41%	35%	73%[10]

[1]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2017 (unaudited).

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended December 31, 2016.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 17% for the six months ended June 30, 2017, 24% for the year ended December 31, 2016, and would have been 75% for the year ended December 31, 2012.

See Notes to Financial Statements.

26	Western Asset Short-Term Bond Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2017[2]	2016	2015	2014[3]

Net asset value, beginning of period	$3.85	$3.84	$3.88	$3.91

Income (loss) from operations:
Net investment income	0.02	0.03	0.03	0.02
Net realized and unrealized gain (loss)	0.02	0.03	(0.03)	(0.02)
Total income from operations	0.04	0.06	0.00 [4]	0.00	[4]

Less distributions from:
Net investment income	(0.02)	(0.05)	(0.04)	(0.03)
Total distributions	(0.02)	(0.05)	(0.04)	(0.03)

Net asset value, end of period	$3.87	$3.85	$3.84	$3.88
Total return[5]	1.13%	1.53%[6]	0.00%	0.06%

Net assets, end of period (000s)	$33	$28	$13	$10

Ratios to average net assets:
Gross expenses	1.27%[7]	1.39%	1.14%	1.19%[7]
Net expenses[8,9]	1.10 [7]	1.10	1.10	1.09	[7]
Net investment income	0.94 [7]	0.90	0.71	0.60	[7]

Portfolio turnover rate	14%[10]	22%[10]	34%	41%[11]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	For the period January 31, 2014 (inception date) to December 31, 2014.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.26% for the year ended December 31, 2016.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 17% for the six months ended June 30, 2017 and 24% for the year ended December 31, 2016.

[11]	For the year ended December 31, 2014.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2017 Semi-Annual Report	27

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2017[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$3.85	$3.84	$3.89	$3.90	$3.93	$3.84

Income (loss) from operations:
Net investment income	0.03	0.06	0.05	0.05	0.04	0.06
Net realized and unrealized gain (loss)	0.03	0.02	(0.04)	0.00 [3]	(0.02)	0.10
Total income from operations	0.06	0.08	0.01	0.05	0.02	0.16

Less distributions from:
Net investment income	(0.03)	(0.07)	(0.06)	(0.06)	(0.05)	(0.07)
Total distributions	(0.03)	(0.07)	(0.06)	(0.06)	(0.05)	(0.07)

Net asset value, end of period	$3.88	$3.85	$3.84	$3.89	$3.90	$3.93
Total return[4]	1.68%	2.14%[5]	0.33%	1.24%	0.63%	4.31%

Net assets, end of period (millions)	$62	$64	$125	$137	$64	$36

Ratios to average net assets:
Gross expenses	0.57%[6]	0.50%	0.49%	0.49%	0.51%	0.50%
Net expenses[7]	0.52 [6,8]	0.50	0.49	0.49 [8]	0.49 [8]	0.48 [8]
Net investment income	1.51 [6]	1.49	1.31	1.19	1.14	1.53

Portfolio turnover rate	14%[9]	22%[9]	34%	41%	35%	73%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.87% for the year ended December 31, 2016.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I did not exceed 0.55%. Prior to October 8, 2012, the expense limitation was 0.75%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 17% for the six months ended June 30, 2017, 24% for the year ended December 31, 2016, and would have been 75% for the year ended December 31, 2012.

See Notes to Financial Statements.

28	Western Asset Short-Term Bond Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2017[2]	2016	2015	2014	2013	2012[3]

Net asset value, beginning of period	$3.85	$3.84	$3.89	$3.90	$3.93	$3.93

Income (loss) from operations:
Net investment income	0.03	0.06	0.05	0.05	0.05	0.01
Net realized and unrealized gain (loss)	0.04	0.02	(0.04)	0.00 [4]	(0.02)	0.01
Total income from operations	0.07	0.08	0.01	0.05	0.03	0.02

Less distributions from:
Net investment income	(0.04)	(0.07)	(0.06)	(0.06)	(0.06)	(0.02)
Total distributions	(0.04)	(0.07)	(0.06)	(0.06)	(0.06)	(0.02)

Net asset value, end of period	$3.88	$3.85	$3.84	$3.89	$3.90	$3.93
Total return[5]	1.73%	2.19%[6]	0.37%	1.28%	0.66%	0.52%

Net assets, end of period (millions)	$450	$430	$435	$396	$344	$305

Ratios to average net assets:
Gross expenses	0.46%[7]	0.46%	0.45%	0.45%	0.47%	0.50%[7]
Net expenses[8,9]	0.42 [7]	0.45	0.45	0.45	0.45	0.29 [7]
Net investment income	1.62 [7]	1.54	1.35	1.23	1.19	1.60 [7]

Portfolio turnover rate	14%[10]	22%[10]	34%	41%	35%	73%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	For the period October 5, 2012 (inception date) to December 31, 2012.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.92% for the year ended December 31, 2016.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.40%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class IS shares did not exceed 0.45%.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 17% for the six months ended June 30, 2017, 24% for the year ended December 31, 2016, and would have been 75% for the period ended December 31, 2012.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2017 Semi-Annual Report	29

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

30	Western Asset Short-Term Bond Fund 2017 Semi-Annual Report

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Short-Term Bond Fund 2017 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes:
Financials	—	$111,298,571	$0	*	$111,298,571
Other corporate bonds & notes	—	180,069,428	—		180,069,428
Asset-backed securities	—	70,463,245	—		70,463,245
Collateralized mortgage obligations	—	115,568,874	—		115,568,874
Mortgage-backed securities	—	21,740,695	—		21,740,695
Sovereign bonds	—	2,609,741	—		2,609,741
Total long-term investments	—	501,750,554	0	*	501,750,554
Short-term investments†:
Repurchase agreements	—	50,000,000	—		50,000,000
Money market funds	$52,014,974	—	—		52,014,974
Total short-term investments	52,014,974	50,000,000	—		102,014,974
Total investments	$52,014,974	$551,750,554	$0	*	$603,765,528
Other financial instruments:
Futures contracts	285,512	—	—		285,512
Total	$52,300,486	$551,750,554	$0	*	$604,051,040

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Other financial instruments:
Futures contracts	$626,994	—	—		$626,994

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest.

32	Western Asset Short-Term Bond Fund 2017 Semi-Annual Report

To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(e) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security

Western Asset Short-Term Bond Fund 2017 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(h) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

34	Western Asset Short-Term Bond Fund 2017 Semi-Annual Report

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(i) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount.

As of June 30, 2017, the Fund did not hold any credit default swaps to sell protection.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows

Western Asset Short-Term Bond Fund 2017 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(j) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

36	Western Asset Short-Term Bond Fund 2017 Semi-Annual Report

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2017, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

(l) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(n) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to

Western Asset Short-Term Bond Fund 2017 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(o) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(p) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. Western Asset Limited provides certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited monthly a subadvisory fee equal to 0.30% of the assets managed by Western Asset Limited.

38	Western Asset Short-Term Bond Fund 2017 Semi-Annual Report

As a result of expense limitation arrangements between the Fund and LMPFA, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class R, Class I and Class IS shares did not exceed 0.80%, 1.55%, 1.05%, 1.10%, 0.50% and 0.40%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

Prior to March 31, 2017, as a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class R, Class I and Class IS shares did not exceed 1.60%, 1.10%, 0.55% and 0.45%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

During the six months ended June 30, 2017, fees waived and/or expenses reimbursed amounted to $101,253.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2017, LMIS and its affiliates retained sales charges of $124 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2017, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C
CDSCs	$54	$881

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees.

Western Asset Short-Term Bond Fund 2017 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

The deferred balances were reported in the Statement of Assets and Liabilities under Trustees’ fees payable and were considered a general obligation of the Fund and any payments made pursuant to the Plan were made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change had no effect on fees previously deferred. As of June 30, 2017, the Fund had accrued no deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$70,223,029	$13,558,346
Sales	102,112,895	6,997,564

At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,792,712
Gross unrealized depreciation	(7,913,980)
Net unrealized depreciation	$(2,121,268)

During the six months ended June 30, 2017, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of December 31, 2016	129	$29,003
Options written	1,100	317,409
Options closed	(326)	(73,214)
Options exercised	—	—
Options expired	(903)	(273,198)
Written options, outstanding as of June 30, 2017	—	—

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2017.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$285,512

40	Western Asset Short-Term Bond Fund 2017 Semi-Annual Report

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$626,994

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2017. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Purchased options[1]	$(22,695)
Written options	346,412
Futures contracts	931,055
Swap contracts	118,834
Total	$1,373,606

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(130,007)
Written options	(26,987)
Total	$(156,994)

During the six months ended June 30, 2017, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options†	$7,701
Written options†	24,767
Futures contracts (to buy)	377,023,857
Futures contracts (to sell)	138,068,250

Average Notional Balance
Interest rate swap contracts†	$22,500,000

†	At June 30, 2017, there were no open positions held in this derivative.

Western Asset Short-Term Bond Fund 2017 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at June 30, 2017:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[3,4]	Net Amount
Futures contracts[2]	$129,625	$(129,625)	—

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]

Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It may differ from the cumulative appreciation (depreciation) presented in the previous table.

[3]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[4]	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.50% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$46,325		$13,476
Class C	39,667	†	4,168
Class C1	115,876	†	25,594
Class R	75		48
Class I	—		33,242
Class IS	—		905
Total	$201,943		$77,433

†	Amounts shown are exclusive of expense reimbursements. For the six months ended June 30, 2017, the service and/or distribution fees reimbursed amounted to $339 and $557 for Class C and Class C1 shares, respectively.

For the six months ended June 30, 2017, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$4,663
Class C	1,431
Class C1	6,999
Class R	26
Class I	12,901
Class IS	75,233
Total	$101,253

42	Western Asset Short-Term Bond Fund 2017 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
Net Investment Income:
Class A	$289,531	$597,167
Class C	35,631	63,088
Class C1	297,337	732,441
Class R	183	297
Class I	551,450	1,866,814
Class IS	4,136,507	8,266,641
Total	$5,310,639	$11,526,448

7. Shares of beneficial interest

At June 30, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares sold	628,304	$2,432,622	4,335,749	$16,714,610
Shares issued on reinvestment	68,633	265,767	140,792	543,895
Shares repurchased	(3,327,201)	(12,865,888)	(3,327,607)	(12,844,972)
Net increase (decrease)	(2,630,264)	$(10,167,499)	1,148,934	$4,413,533

Class C
Shares sold	291,545	$1,125,943	1,375,109	$5,306,905
Shares issued on reinvestment	8,009	31,002	14,056	54,253
Shares repurchased	(708,773)	(2,735,888)	(816,918)	(3,150,377)
Net increase (decrease)	(409,219)	$(1,578,943)	572,247	$2,210,781

Class C1
Shares sold	153,309	$594,137	216,658	$835,285
Shares issued on reinvestment	74,585	289,020	182,805	706,707
Shares repurchased	(1,729,614)	(6,700,080)	(3,766,669)	(14,551,722)
Net decrease	(1,501,720)	$(5,816,923)	(3,367,206)	$(13,009,730)

Class R
Shares sold	1,340	$5,190	4,035	$15,546
Shares issued on reinvestment	47	183	77	297
Shares repurchased	(316)	(1,225)	—	—
Net increase	1,071	$4,148	4,112	$15,843

Western Asset Short-Term Bond Fund 2017 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class I
Shares sold	1,877,691	$7,260,372	7,402,361	$28,577,329
Shares issued on reinvestment	129,106	500,099	244,258	943,461
Shares repurchased	(2,772,270)	(10,711,047)	(23,627,370)	(91,398,399)
Net decrease	(765,473)	$(2,950,576)	(15,980,751)	$(61,877,609)

Class IS
Shares sold	11,661,312	$45,090,195	25,057,347	$96,744,750
Shares issued on reinvestment	1,046,334	4,052,862	2,102,084	8,120,986
Shares repurchased	(8,405,802)	(32,483,264)	(28,613,514)	(110,715,447)
Net increase (decrease)	4,301,844	$16,659,793	(1,454,083)	$(5,849,711)

8. Redemption facility

The Fund and certain other participating funds within Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 20, 2017. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended June 30, 2017, the Fund incurred a commitment fee in the amount of $3,350. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2017.

9. Capital loss carryforward

As of December 31, 2016, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
12/31/2017	$(7,435,333)
12/31/2018	(2,540,310)
$(9,975,643)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $25,931,191, which have no expiration date, must be used first to offset any such gains.

44	Western Asset Short-Term Bond Fund 2017 Semi-Annual Report

10. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

Western Asset Short-Term Bond Fund 2017 Semi-Annual Report	45

Western Asset

Short-Term Bond Fund

Trustees

Elliott J. Berv

Chairman

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Short-Term Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Short-Term Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Short-Term Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0632 8/17 SR17-3132

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 18, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 18, 2017